Tax Assets and Liabilities - Reconciliation of Changes In Deferred Tax Liability Asset (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance			$ 5,589	$ 3,590
Charged to Income			(5,589)	1,999
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance				5,589
Property, Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance			1,668	1,251
Charged to Income			(1,668)	417
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance				1,668
Doubtful Debts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance			80	85
Charged to Income			(80)	(5)
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance				80
Provision for Annual Leave [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance			296	273
Charged to Income			(296)	23
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance				296
Provision for Long Service Leave [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance			79	66
Charged to Income			(79)	13
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance				79
Other Payroll Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance			124	142
Charged to Income			(124)	(18)
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance				124
General Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance			333	1,857
Charged to Income			(333)	(1,524)
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance				333
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance			215	125
Charged to Income			(215)	90
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance				215
Carried Forward Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance	630	630	3,494	194
Charged to Income			(2,864)	3,300
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance	630	630	630	3,494
Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance	(630)	(630)	(700)	(403)
Charged to Income			70	(297)
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance	$ (630)	$ (630)	$ (630)	$ (700)